UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-719

Value Line Special Situations Fund, Inc.
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item I.  Reports to Stockholders.

                               -----------------
                                 ANNUAL REPORT
                               -----------------
                               December 31, 2004
                               -----------------

                                 The Value Line
                                    Special
                                   Situations
                                   Fund, Inc.


                                     [LOGO]
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Special Situations Fund, Inc.

                                                       To Our Value Line Special
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that the Value Line Special Situations Fund earned a total return of 18.42% in 2004, versus a total return of 10.88% for the Standard & Poor's 500 Index(1). This marked the sixth year out of the past seven that your Fund has surpassed the S&P 500 benchmark.

For the ten years ended December 31, 2004, the Fund's annualized total return was 14.39%, versus 12.07% for the S&P 500; and for five years, unchanged, versus a loss of -2.30% for the S&P 500(2).

We attribute the Fund's success to our disciplined investment management approach. We insist that each and every holding have strong price momentum relative to the market, and preferably strong earnings momentum as well. Any holding is subject to sale should it fail to meet these standards. The great majority of the Fund's holdings can boast not only superior short-term price momentum, but also a many-year record of both solid earnings advancement and a consistently rising stock price. This can truly be considered a portfolio of growth stocks.

The Fund's 400-plus holdings are diversified across many different sectors and a wide variety of com pany sizes. Top sectors represented are financial services, healthcare, and technology, which to gether total about 40% of the portfolio. Small capitalization companies are currently about 20% of the Fund's holdings; mid-cap, 55%; and large cap, 25%. No single holding represents as much as 1% of assets.

We will adhere to the investment disciplines that continue to serve the Fund well. Thank you for your confidence in us.


                                        Sincerely,


                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President

February 16, 2005

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.
(2) The performance data quoted represents past performance, which is no guarantee of future results. Share price, yield and investment return fluctuate so that an investor's shares may be worth more or less than the original cost upon redemption. Current performance may be lower or higher than the performance quoted. Call 1.800.243.2729 for the fund's most recent month-end total return performance.


--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.

Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The maturing business expansion continues to move along at a healthy 3%-4% pace, a level of growth that is underpinned by moderate and steady levels of consumer spending and industrial activity. Moreover, recent trends suggest that the present rate of improvement on the economic front will be sustained over the next several quarters.

Helping the expansion along should be high levels of activity in the housing, auto, retail, manufacturing, and service sectors. This steady growth is likely to be accompanied by modest levels of inflation for the most part. The wild card in the equation, and the reason that we are not forecasting an even greater level of economic growth, is the near-record price of oil. High oil prices threaten the sustainability of the business expansion and the level of price stability.

The continuing moderate pace of gross domestic product growth and accompanying modest inflation should have positive ramifications. That's because this combination probably will allow the Federal Reserve Board to pursue a measured monetary tightening course over the next year. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued, in the aggregate, but will not raise rates aggressively enough to derail the business expansion.

Our economic forecast, it should be noted, excludes allowances for a further escalation in global military conflict or a new incidence of worldwide terrorism, neither of which can be predicted with any degree of accuracy as to scope or timing.


--------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).


Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative total cost of owning different funds.

                                                                                    Expenses*
                                                                                   paid during
                                                    Beginning          Ending         period
                                                     account          account         7/1/04
                                                      value            value           thru
                                                      7/1/04          12/31/04       12/31/04
                                                      ------          --------       --------
Actual ........................................   $   1,000.00     $   1,095.40     $    6.06
Hypothetical (5% return before expenses) ......   $   1,000.00     $   1,019.36     $    5.84

--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                        Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

             Comparison of a Change in Value of a $10,000 Investment
                    in The Value Line Special Situations Fund
                          and the S&P 500 Stock Index*

[MOUNTAIN CHART OMITTED]

                                 $ Value                $ Value
                            Value Line Special          S&P 500
         Date                Situations Fund             Index
         ----                ---------------             -----
        1/1/1995                 10,000                 10,000
       3/31/1995                 10,681                 10,974
       6/30/1995                 11,666                 12,021
       9/30/1995                 13,307                 12,976
      12/31/1995                 12,896                 13,758
       3/31/1996                 13,325                 14,496
       6/30/1996                 13,492                 15,147
       9/30/1996                 13,476                 15,615
      12/31/1996                 13,831                 16,916
       3/31/1997                 13,198                 17,368
       6/30/1997                 15,500                 20,400
       9/30/1997                 18,900                 21,930
      12/31/1997                 18,270                 22,559
       3/31/1998                 21,500                 25,706
       6/30/1998                 21,979                 26,555
       9/30/1998                 18,610                 23,913
      12/31/1998                 23,729                 29,006
       3/31/1999                 24,828                 30,451
       6/30/1999                 27,603                 32,597
       9/30/1999                 27,764                 30,562
      12/31/1999                 38,360                 35,109
       3/31/2000                 43,061                 35,915
       6/30/2000                 41,461                 34,960
       9/30/2000                 43,373                 34,622
      12/31/2000                 35,760                 31,913
       3/31/2001                 28,517                 28,129
       6/30/2001                 31,873                 29,775
       9/30/2001                 26,376                 25,405
      12/31/2001                 29,449                 28,120
       3/31/2002                 29,806                 28,197
       6/30/2002                 28,283                 24,419
       9/30/2002                 25,066                 20,201
      12/31/2002                 24,989                 21,905
       3/31/2003                 24,724                 21,215
       6/30/2003                 27,522                 24,481
       9/30/2003                 29,278                 25,128
      12/31/2003                 32,386                 28,188
       3/31/2004                 34,515                 28,665
       6/30/2004                 35,012                 29,158
       9/30/2004                 34,375                 28,613
      12/31/2004                 38,351                 31,254

--------------------------------------------------------------------------------
* The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

The return for the index does not reflect expenses which are deducted from the Fund's returns.

Performance Data:**

                                     Average Annual      Growth of an Assumed
                                      Total Return      Investment of $10,000
                                      ------------      ---------------------
  1 year ended 12/31/04 ...........      +18.42%              $  11,842
 5 years ended 12/31/04 ...........        0.00%              $   9,998
10 years ended 12/31/04 ...........      +14.39%              $  38,351

** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Portfolio Highlights at December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                 Value          Percentage
Issue                                              Shares    (in thousands)   of Net Assets
--------------------------------------------------------------------------------------------
Harman International Industries, Inc ............  24,000       $ 3,048           0.79%
Landstar System, Inc ............................  38,000         2,798           0.73%
Sonic Corp. .....................................  84,375         2,573           0.67%
Cooper Companies, Inc ...........................  33,500         2,365           0.62%
Varian Medical Systems, Inc .....................  50,000         2,162           0.56%
Cognizant Technology Solutions Corp. Class "A" ..  50,000         2,117           0.55%
Inamed Corp .....................................  31,500         1,992           0.52%
Henry Schein, Inc ...............................  28,000         1,950           0.51%
Penn National Gaming Inc ........................  32,000         1,938           0.50%
Patterson Companies, Inc ........................  44,000         1,909           0.50%

-------------------------------------------------------------------------------
Asset Allocation

[PIE CHART OMITTED]

Stocks          92.2%
Cash & Other     7.1%

--------------------------------------------------------------------------------
Equity Sector Weightings

[BAR CHART OMITTED]

Industrial Cyclical  17.72%
            Finance  15.16%
         Technology  13.09%
        Non-Durable  10.44%
       Retail Trade  10.11%
             Health   8.34%
           Services   7.13%
             Energy   5.84%
  Consumer Durables   5.13%
          Utilities   4.26%
              Other   2.78%


--------------------------------------------------------------------------------
6

                                        Value Line Special Situations Fund, Inc.

Schedule of Investments                                        December 31, 2004
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

COMMON STOCKS (92.9%)

           ADVERTISING (0.7%)
  28,500   Harte-Hanks, Inc .....................................      $    740
   9,000   Omnicom Group, Inc ...................................           759
  17,000   R.H. Donnelley Corp.* ................................         1,004
                                                                       --------
                                                                          2,503

           AEROSPACE/DEFENSE (1.4%)
  28,000   Armor Holdings, Inc.* ................................         1,317
  19,000   Engineered Support Systems, Inc. .....................         1,125
  10,000   L-3 Communications
             Holdings, Inc. .....................................           732
  11,400   Precision Castparts Corp .............................           749
  18,200   Rockwell Collins, Inc ................................           718
  19,000   United Defense Industries, Inc.* .....................           898
                                                                       --------
                                                                          5,539

           AIR TRANSPORT (0.7%)
  25,000   EGL, Inc.* ...........................................           747
  10,000   FedEx Corp ...........................................           985
  10,000   United Parcel Service, Inc.
             Class "B" ..........................................           855
                                                                       --------
                                                                          2,587

           APPAREL (0.7%)
  13,000   Columbia Sportswear Co.* .............................           775
  18,400   Jos. A. Bank Clothiers, Inc.* ........................           521
  17,500   Oxford Industries, Inc ...............................           723
  19,800   Polo Ralph Lauren Corp.
             Class "A" ..........................................           843
                                                                       --------
                                                                          2,862

           AUTO & TRUCK (0.3%)
  19,000   Oshkosh Truck Corp ...................................         1,299

           AUTO PARTS (1.4%)
  19,000   Autoliv Inc ..........................................           918
  15,600   BorgWarner Inc .......................................           845
  12,000   Eaton Corp ...........................................           868
  20,000   Johnson Controls, Inc ................................         1,269
  12,000   Lear Corp ............................................           732
   9,500   Magna International Inc.
             Class "A" ..........................................           784
                                                                       --------
                                                                          5,416

           BANK (3.7%)
  13,100   Banco Itau Holding Financeira
             S.A. (ADR) .........................................           985
  26,000   BancorpSouth, Inc ....................................           634
  25,000   Bank of Hawaii Corp ..................................         1,269
  11,000   City National Corp ...................................           777
  36,000   Colonial BancGroup, Inc ..............................           764
  21,000   Compass Bancshares, Inc ..............................         1,022
  37,000   Hibernia Corp. Class "A" .............................         1,092
   7,200   M & T Bank Corp ......................................           776
  22,867   North Fork Bancorporation, Inc. ......................           660
  13,200   Popular, Inc .........................................           381
  18,600   R & G Financial Corp.
             Class "B" ..........................................           723
  23,000   South Financial Group, Inc. (The) ....................           748
  22,000   UCBH Holdings, Inc. ..................................         1,008
  23,409   W Holding Company, Inc ...............................           537
  17,000   Webster Financial Corp ...............................           861
  13,000   Wells Fargo & Co .....................................           808
  17,000   Westamerica Bancorporation ...........................           991
                                                                       --------
                                                                         14,036

           BANK -- CANADIAN (0.2%)
  15,000   Bank of Montreal .....................................           722
   3,300   Canadian Imperial Bank of
           Commerce .............................................           199
                                                                       --------
                                                                            921


-------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Schedule of Investments
-------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

           BANK -- MIDWEST (1.0%)
  22,900   Associated Banc-Corp .................................      $    761
  15,048   Commerce Bancshares, Inc .............................           755
  27,000   Huntington Bancshares Inc ............................           669
  18,000   Marshall & Ilsley Corp ...............................           796
  23,200   TCF Financial Corp ...................................           746
                                                                       --------
                                                                          3,727

           BEVERAGE -- ALCOHOLIC (0.2%)
  18,000   Constellation Brands, Inc.
             Class "A"* .........................................           837

           BIOTECHNOLOGY (0.7%)
  19,000   Gen-Probe Incorporated* ..............................           859
  29,000   Medicines Company (The)* .............................           835
  17,800   United Therapeutics Corp.* ...........................           804
                                                                       --------
                                                                          2,498

           BUILDING MATERIALS (0.5%)
  20,000   Jacobs Engineering Group, Inc.* ......................           956
  24,000   Simpson Manufacturing Co., Inc. ......................           838
   2,000   Trex Company, Inc.* ..................................           105
                                                                       --------
                                                                          1,899

           CANADIAN ENERGY (0.9%)
  14,500   EnCana Corp ..........................................           827
  15,000   Imperial Oil Ltd .....................................           891
  21,400   NOVA Chemicals Corp ..................................         1,012
  29,000   Talisman Energy Inc ..................................           782
                                                                       --------
                                                                          3,512

           CEMENT & AGGREGATES (0.5%)
  16,000   Ceradyne, Inc ........................................           915
  17,100   Florida Rock Industries, Inc .........................         1,018
                                                                       --------
                                                                          1,933

           CHEMICAL -- DIVERSIFIED (1.0%)
  13,000   Air Products and
             Chemicals, Inc .....................................           754
   4,400   Albemarle Corporation ................................           170
  14,300   Cytec Industries Inc .................................           735
  13,200   Potash Corporation of
             Saskatchewan Inc ...................................         1,096
  14,000   3M Company ...........................................         1,149
                                                                       --------
                                                                          3,904

           CHEMICAL -- SPECIALTY (1.1%)
  29,000   Airgas, Inc ..........................................           769
  24,000   Ecolab Inc ...........................................           843
  30,000   Praxair, Inc .........................................         1,325
  17,400   Syngenta AG (ADR) ....................................           371
  15,400   Valspar Corp .........................................           770
                                                                       --------
                                                                          4,078

           COAL (0.5%)
  23,000   Joy Global Inc .......................................           999
  13,300   Peabody Energy Corp ..................................         1,076
                                                                       --------
                                                                          2,075

           COMPUTER & PERIPHERALS (0.6%)
  24,000   Ingram Micro Inc. Class "A"* .........................           499
  11,100   ScanSource, Inc.* ....................................           690
  20,250   Zebra Technologies Corp.
             Class "A"* .........................................         1,140
                                                                       --------
                                                                          2,329

           COMPUTER SOFTWARE & SERVICES (3.5%)
   7,000   Aladdin Knowledge
             Systems Ltd.* ......................................           173
  30,000   ANSYS, Inc.* .........................................           962
  18,300   Anteon International
             Corporation* .......................................           766
  38,000   Autodesk, Inc ........................................         1,442


-------------------------------------------------------------------------------
8

                                       Value Line Special Situations Fund, Inc.

                                                              December 31, 2004
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

  12,000   CACI International, Inc.
             Class "A"* .........................................      $    818
  50,000   Cognizant Technology Solutions
             Corp. Class "A"* ...................................         2,117
  21,000   Cognos Inc.* .........................................           925
  21,700   Digital River, Inc.* .................................           903
   2,000   Hyperion Solutions Corp.* ............................            93
  14,200   Infosys Technologies Ltd. (ADR) ......................           984
  29,000   Intergraph Corp.* ....................................           781
  11,200   MicroStrategy Inc. Class "A"* ........................           675
  12,500   SRA International Inc.
             Class "A"* .........................................           803
  56,000   Symantec Corp.* ......................................         1,443
  29,000   Wipro Ltd. (ADR) .....................................           715
                                                                       --------
                                                                         13,600

           DIVERSIFIED COMPANIES (2.9%)
  24,700   Acuity Brands, Inc ...................................           785
  30,000   American Standard
             Companies, Inc.* ...................................         1,240
  22,000   Ametek, Inc ..........................................           785
  21,000   Brink's Company (The) ................................           830
  15,800   Danaher Corp .........................................           907
  12,000   ESCO Technologies, Inc.* .............................           920
   9,600   Fortune Brands, Inc ..................................           741
  29,400   Griffon Corp.* .......................................           794
   8,600   ITT Industries, Inc ..................................           726
  10,000   Parker-Hannifin Corp .................................           757
  20,000   Pentair, Inc .........................................           871
  11,500   Textron Inc ..........................................           849
   7,500   United Technologies Corp .............................           775
                                                                       --------
                                                                         10,980

           DRUG (1.7%)
  12,000   Biogen Idec, Inc.* ...................................           799
  21,000   Celgene Corp.* .......................................           557
  17,800   Covance Inc.* ........................................           690
  28,000   Elan Corporation, plc (ADR)* .........................           763
  20,000   Gilead Sciences Inc ..................................           700
  25,000   MGI Pharma, Inc.* ....................................           700
  16,000   Pharmaceutical Product
             Development, Inc.* .................................           661
  13,000   Pharmion Corp.* ......................................           549
  40,000   Teva Pharmaceutical Industries
             Ltd. (ADR) .........................................         1,194
                                                                       --------
                                                                          6,613

           E-COMMERCE (0.5%)
  90,000   TIBCO Software, Inc.* ................................         1,201
  13,000   Websense, Inc.* ......................................           659
                                                                       --------
                                                                          1,860

           EDUCATIONAL SERVICES (0.6%)
   6,000   Apollo Group, Inc. Class "A"* ........................           484
  27,000   Education Management Corp.* ..........................           891
   8,500   Strayer Education, Inc ...............................           933
                                                                       --------
                                                                          2,308

           ELECTRIC UTILITY -- CENTRAL (0.6%)
  12,000   Entergy Corp .........................................           811
  24,000   TXU Corp .............................................         1,549
                                                                       --------
                                                                          2,360

           ELECTRIC UTILITY -- EAST (0.2%)
  18,000   Exelon Corp ..........................................           793

           ELECTRIC UTILITY -- WEST (0.2%)
  18,500   Sempra Energy ........................................           679

           ELECTRICAL EQUIPMENT (1.4%)
  24,000   FLIR Systems, Inc.* ..................................         1,531
   8,000   Rayovac Corp.* .......................................           244
  22,000   Rockwell Automation, Inc .............................         1,090
  16,000   Thomas & Betts Corp.* ................................           492
  31,500   Trimble Navigation Ltd.* .............................         1,041
  27,700   WESCO International, Inc.* ...........................           821
                                                                       --------
                                                                          5,219


--------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

           ELECTRONICS (1.7%)
  20,400   Amphenol Corp. Class "A"* ............................      $    749
  24,000   Harman International
             Industries, Inc ....................................         3,048
  14,700   Harris Corp ..........................................           908
  36,000   Paxar Corp.* .........................................           798
  17,000   Plantronics, Inc .....................................           705
  18,000   Sonic Solutions* .....................................           404
                                                                       --------
                                                                          6,612

           ENTERTAINMENT TECHNOLOGY (0.5%)
  13,000   Avid Technology, Inc.* ...............................           803
  38,000   Scientific Games Corp.
             Class "A"* .........................................           906
                                                                       --------
                                                                          1,709

           ENVIRONMENTAL (0.4%)
  22,000   Republic Services, Inc ...............................           738
  20,000   Stericycle, Inc.* ....................................           919
                                                                       --------
                                                                          1,657

           FINANCIAL SERVICES -- DIVERSIFIED (2.8%)
   3,000   BlackRock, Inc. Class "A" ............................           232
  28,000   Cash America
             International, Inc .................................           832
  17,500   CIT Group Inc ........................................           802
  20,000   Citigroup Inc ........................................           964
  36,000   Doral Financial Corp .................................         1,773
   7,000   First Cash Financial
             Services, Inc.* ....................................           187
   3,000   First Marblehead
             Corporation (The)* .................................           169
  14,100   Global Payments Inc ..................................           825
  12,800   HDFC Bank Ltd. (ADR) .................................           581
  12,000   Leucadia National Corp ...............................           834
  21,000   ProAssurance Corp.* ..................................           821
  15,000   SLM Corp. ............................................           801
   7,000   Unitrin, Inc .........................................           318
   1,300   White Mountains Insurance
             Group, Ltd .........................................           840
  15,000   Wintrust Financial Corp ..............................           854
                                                                       --------
                                                                         10,833

           FOOD PROCESSING (1.9%)
  36,000   Archer-Daniels-Midland Co ............................           803
  16,000   Bunge Limited ........................................           912
  24,000   Dean Foods Co.* ......................................           791
  25,000   Flowers Foods, Inc ...................................           790
  14,000   Hershey Foods Corp ...................................           778
  19,000   McCormick & Co., Inc .................................           733
  19,000   Ralcorp Holdings, Inc. ...............................           797
   9,200   Smucker (J.M.) Co ....................................           433
  41,000   United Natural Foods, Inc.* ..........................         1,275
                                                                       --------
                                                                          7,312

           FOOD WHOLESALERS (0.2%)
  17,000   SYSCO Corp ...........................................           649

           FOREIGN TELECOMMUNICATIONS (0.2%)
  15,500   America Movil S.A. de
             C.V. (ADR) .........................................           811

           FURNITURE/HOME FURNISHINGS (0.2%)
   5,000   HNI Corporation ......................................           215
   7,000   Mohawk Industries, Inc.* .............................           639
                                                                       --------
                                                                            854

           GROCERY (0.2%)
   8,200   Whole Foods Market, Inc ..............................           782

           HOME APPLIANCE (0.7%)
  10,000   Black & Decker Corp ..................................           883
  20,000   Toro Company (The) ...................................         1,627
                                                                       --------
                                                                          2,510


--------------------------------------------------------------------------------
10

                                       Value Line Special Situations Fund, Inc.

                                                              December 31, 2004
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

           HOMEBUILDING (0.2%)
  13,500   St. Joe Company (The) ................................      $    867

           HOTEL/GAMING (2.0%)
  25,000   Boyd Gaming Corporation ..............................         1,041
  18,000   Choice Hotels, Inc ...................................         1,044
   7,000   Harrah's Entertainment, Inc ..........................           468
   1,700   Kerzner International Ltd.* ..........................           102
  14,000   MGM MIRAGE* ..........................................         1,018
  32,000   Penn National Gaming, Inc.* ..........................         1,938
  23,000   Station Casinos, Inc .................................         1,258
  25,000   WMS Industries, Inc.* ................................           839
                                                                       --------
                                                                          7,708

           HOUSEHOLD PRODUCTS (0.9%)
  23,900   Church & Dwight Co., Inc .............................           804
  22,000   Energizer Holdings, Inc.* ............................         1,093
  11,000   Scotts Company (The)
             Class "A"* ...........................................         809
  24,000   Yankee Candle Company,
             Inc. (The)* ..........................................         796
                                                                       --------
                                                                          3,502

           HUMAN RESOURCES (0.1%)
   8,500   Gevity HR, Inc .......................................           175
   6,700   Resources Connection, Inc.* ..........................           364
                                                                       --------
                                                                            539

           INDUSTRIAL SERVICES (1.1%)
  41,250   Aaron Rents, Inc .....................................         1,031
  15,000   C.H. Robinson Worldwide, Inc. ........................           833
  17,000   Expeditors International of
             Washington, Inc ....................................           950
  22,500   Iron Mountain, Inc.* .................................           686
  31,200   Navigant Consulting, Inc.* ...........................           830
                                                                       --------
                                                                          4,330

           INFORMATION SERVICES (1.1%)
  23,500   Alliance Data Systems Corp.* .........................         1,116
   7,000   Arbitron, Inc.* ......................................           274
  11,700   Corporate Executive Board
             Company (The) ......................................           783
  13,000   Dun & Bradstreet
             Corporation (The)* .................................           775
   8,600   Getty Images, Inc.* ..................................           592
  10,000   Moody's Corp. ........................................           869
                                                                       --------
                                                                          4,409

           INSURANCE -- LIFE (0.4%)
  17,400   Delphi Financial Group, Inc.
             Class "A" ..........................................           803
   2,000   Reinsurance Group of
             America, Inc .......................................            97
  13,500   Torchmark Corp .......................................           771
                                                                       --------
                                                                          1,671

           INSURANCE -- PROPERTY/CASUALTY (2.0%)
  24,750   Berkley (W.R.) Corp ..................................         1,167
   7,000   Everest Re Group, Ltd ................................           627
  29,700   Fidelity National Financial, Inc. ....................         1,356
  21,000   HCC Insurance Holdings, Inc. .........................           696
  16,500   IPC Holdings, Ltd ....................................           718
   2,300   Markel Corp.* ........................................           837
   4,500   Mercury General Corp .................................           270
  25,000   Old Republic International Corp. .....................           633
  13,400   RenaissanceRe Holdings Ltd ...........................           698
  18,000   RLI Corp .............................................           748
   2,000   Zenith National Insurance Corp. ......................           100
                                                                       --------
                                                                          7,850


--------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

           INTERNET (0.9%)
  12,000   eBay, Inc.* ..........................................      $  1,395
  54,000   Opsware, Inc.* .......................................           396
  44,000   ValueClick, Inc.* ....................................           587
  26,000   VeriSign, Inc.* ......................................           872
                                                                       --------
                                                                          3,250

           MACHINERY (1.8%)
  20,000   Actuant Corp. Class "A"* .............................         1,043
   5,000   Briggs & Stratton Corporation ........................           208
   9,000   Caterpillar Inc ......................................           878
  14,000   Donaldson Co., Inc ...................................           456
  28,125   Graco Inc ............................................         1,050
  19,900   IDEX Corp ............................................           806
  18,000   Mine Safety Appliances Co ............................           913
  20,600   MSC Industrial Direct Co, Inc.
             Class "A" ..........................................           741
  13,000   Roper Industries, Inc ................................           790
                                                                       --------
                                                                          6,885

           MANUFACTURED HOUSING/
             RECREATIONAL VEHICLE (0.5%)
  21,000   Thor Industries, Inc .................................           778
  27,200   Winnebago Industries, Inc ............................         1,062
                                                                       --------
                                                                          1,840

           MEDICAL SERVICES (3.2%)
   7,000   Aetna Inc ............................................           873
  21,000   Amedisys, Inc.* ......................................           680
  22,000   American Healthways, Inc.* ...........................           727
  40,000   Centene Corp.* .......................................         1,134
  13,800   Coventry Health Care, Inc.* ..........................           733
  24,000   DaVita Inc.* .........................................           949
  22,000   Gentiva Health Services Inc.* ........................           368
  29,000   Nabi Biopharmaceuticals* .............................           425
  21,000   NeighborCare, Inc.* ..................................           645
  13,400   Psychiatric Solutions, Inc.* .........................           490
  24,000   Renal Care Group, Inc.* ..............................           864
  18,000   Sierra Health Services, Inc.* ........................           992
  18,900   United Surgical Partners
             International, Inc.* ...............................           788
  13,940   UnitedHealth Group Inc ...............................         1,227
   6,800   WellChoice, Inc.* ....................................           363
   8,000   WellPoint, Inc.* .....................................           920
                                                                       --------
                                                                         12,178

           MEDICAL SUPPLIES (7.7%)
  28,500   Advanced Medical Optics, Inc.* . .....................         1,172
  11,000   Advanced Neuromodulation
             Systems, Inc.* .....................................           434
  20,000   ArthroCare Corporation* ..............................           641
  16,000   Bard (C.R.), Inc .....................................         1,024
  13,000   Becton, Dickinson and Company ........................           738
  23,750   Biomet, Inc. .........................................         1,031
   4,000   Bio-Rad Laboratories, Inc.
             Class "A"* .........................................           229
  15,700   Charles River Laboratories
             International, Inc.* ...............................           722
  26,000   Connetics Corp.* .....................................           632
  33,500   Cooper Companies, Inc ................................         2,365
  27,600   Cytyc Corp.* .........................................           761
  23,000   Dade Behring Holdings, Inc.* .........................         1,288
  18,500   DENTSPLY International, Inc. .........................         1,040
  19,000   Fisher Scientific
             International, Inc.* ...............................         1,185
  28,000   Henry Schein, Inc.* ..................................         1,950
  12,000   IDEXX Laboratories, Inc.* ............................           655
  31,500   Inamed Corp.* ........................................         1,992
  21,000   Integra LifeSciences
             Holdings Corp.* ....................................           776
  24,000   Intuitive Surgical, Inc.* ............................           960
  11,200   Kinetic Concepts, Inc* ...............................           855
  44,000   Patterson Companies, Inc.* ...........................         1,909
  23,000   PolyMedica Corp. .....................................           858
  17,000   Respironics, Inc.* ...................................           924
  28,000   St. Jude Medical, Inc.* ..............................         1,174


--------------------------------------------------------------------------------
12

                                        Value Line Special Situations Fund, Inc

                                                              December 31, 2004
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

  21,000   Sybron Dental
             Specialties, Inc.* .................................      $    743
  50,000   Varian Medical Systems, Inc.* ........................         2,162
  14,000   Wright Medical Group, Inc.* ..........................           399
  13,000   Zimmer Holdings, Inc.* ...............................         1,042
                                                                       --------
                                                                         29,661

           METAL FABRICATING (0.2%)
   7,200   Illinois Tool Works, Inc .............................           667

           METALS & MINING -- DIVERSIFIED (0.6%)
  36,000   Allegheny Technologies
             Incorporated .......................................           780
   7,800   Cameco Corp ..........................................           818
  29,000   Companhia Vale do Rio
             Doce (ADR) .........................................           841
                                                                       --------
                                                                          2,439

           NATURAL GAS - DISTRIBUTION (0.5%)
  23,000   AGL Resources Inc ....................................           765
   8,000   Southern Union Co ....................................           192
  19,000   UGI Corp .............................................           777
                                                                       --------
                                                                          1,734

           NATURAL GAS -- DIVERSIFIED (1.9%)
  16,000   Energen Corp .........................................           943
  15,000   Equitable Resources, Inc .............................           910
  40,000   Patina Oil & Gas Corp ................................         1,500
  17,000   Questar Corp .........................................           866
  26,000   Southwestern Energy Co.* .............................         1,318
  19,000   Western Gas Resources, Inc ...........................           556
  32,082   XTO Energy, Inc ......................................         1,135
                                                                       --------
                                                                          7,228

           NEWSPAPER (0.8%)
  16,500   Lee Enterprises, Inc .................................           760
   9,000   McClatchy Co. (The) Class "A" ........................           646
  14,000   Scripps (E.W.) Co. Class "A" .........................           676
     800   Washington Post Co. (The)
             Class "B" ..........................................           786
                                                                       --------
                                                                          2,868

           OFFICE EQUIPMENT & SUPPLIES (0.5%)
  22,400   Global Imaging Systems, Inc.* ........................           885
  30,000   Staples, Inc .........................................         1,011
                                                                       --------
                                                                          1,896

           OILFIELD SERVICES/EQUIPMENT (0.7%)
  19,000   Cal Dive International, Inc.* ........................           774
  10,600   CARBO Ceramics Inc ...................................           731
  22,000   FMC Technologies, Inc.* ..............................           708
  11,400   Teekay Shipping Corp .................................           480
                                                                       --------
                                                                          2,693

           PACKAGING & CONTAINER (0.9%)
   4,000   AptarGroup, Inc ......................................           211
  24,000   Ball Corp ............................................         1,056
  17,000   CLARCOR Inc ..........................................           931
  28,800   Jarden Corp.* ........................................         1,251
                                                                       --------
                                                                          3,449

           PETROLEUM -- INTEGRATED (0.9%)
  30,500   Denbury Resources Inc.* ..............................           837
   9,700   Frontier Oil Corp ....................................           259
  11,000   Murphy Oil Corp ......................................           885
  18,500   Premcor Inc ..........................................           780
  37,000   Sasol Ltd. (ADR) .....................................           802
                                                                       --------
                                                                          3,563


-------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

           PETROLEUM -- PRODUCING (2.9%)
  16,800   Apache Corp ..........................................      $    850
  18,000   Burlington Resources, Inc ............................           783
  21,600   Canadian Natural Resources Ltd. ......................           924
  50,000   Chesapeake Energy Corp ...............................           825
  20,200   Cimarex Energy Co.* ..................................           766
  20,000   Comstock Resources, Inc.* ............................           441
  14,000   Pogo Producing Co ....................................           679
  12,000   Precision Drilling Corp.* ............................           754
  44,000   Range Resources Corp .................................           900
  28,000   Suncor Energy, Inc ...................................           991
  15,500   Tenaris S.A. (ADR) ...................................           758
  24,500   Ultra Petroleum Corp.* ...............................         1,179
  29,000   Unit Corp.* ..........................................         1,108
                                                                       --------
                                                                         10,958

           PHARMACY SERVICES (0.6%)
  40,000   Caremark Rx, Inc.* ...................................         1,577
  10,000   Express Scripts, Inc.
             Class "A"* .........................................           764
                                                                       --------
                                                                          2,341

           PRECISION INSTRUMENT (0.4%)
  13,500   Dionex Corp.* ........................................           765
  17,700   Kronos Inc.* .........................................           905
                                                                       --------
                                                                          1,670

           PUBLISHING (0.7%)
   8,000   Banta Corporation ....................................           358
  25,200   Donnelley (R.R.) & Sons Co ...........................           889
   9,000   McGraw-Hill Companies,
             Inc. (The) .........................................           824
  14,200   Meredith Corp ........................................           770
                                                                       --------
                                                                          2,841

           R.E.I.T. (1.8%)
   3,000   American Home Mortgage
             Investment Corp ....................................           103
  23,700   Corrections Corp. of America* ........................           959
   7,000   Essex Property Trust, Inc. ...........................           587
  17,000   iStar Financial, Inc .................................           769
  13,200   New Century Financial Corp ...........................           844
  17,000   Newcastle Investment Corp ............................           540
  14,500   Pan Pacific Retail Properties, Inc. ..................           909
  17,000   Pennsylvania Real Estate
             Investment Trust ...................................           728
  21,000   ProLogis Trust .......................................           910
   3,000   Redwood Trust, Inc ...................................           186
   9,000   Regency Centers Corp .................................           499
                                                                       --------
                                                                          7,034

           RAILROAD (0.6%)
  17,000   Burlington Northern
             Sante Fe Corp. .....................................           804
  15,450   Canadian National Railway Co. ........................           946
  15,000   Genesee & Wyoming Inc.
             Class "A"* .........................................           422
                                                                       --------
                                                                          2,172

           RECREATION (1.6%)
  16,000   Brunswick Corp .......................................           792
  11,000   Harley-Davidson, Inc .................................           668
  11,500   Polaris Industries Inc ...............................           782
  16,000   Royal Caribbean Cruises Ltd ..........................           871
  45,000   SCP Pool Corp.* ......................................         1,436
  37,500   Shuffle Master, Inc.* ................................         1,766
                                                                       --------
                                                                          6,315

           RESTAURANT (2.3%)
  33,750   Applebee's International, Inc ........................           893
  25,000   McDonald's Corp ......................................           802
  14,500   P.F. Chang's China Bistro, Inc.* .....................           817


--------------------------------------------------------------------------------
14

                                       Value Line Special Situations Fund, Inc.

                                                              December 31, 2004
--------------------------------------------------------------------------------
                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

  28,500   RARE Hospitality
             International, Inc.* ...............................      $    908
  20,800   Ruby Tuesday, Inc ....................................           542
  84,375   Sonic Corp.* .........................................         2,573
  25,000   Starbucks Corp.* .....................................         1,559
  19,000   Yum! Brands, Inc .....................................           896
                                                                       --------
                                                                          8,990

           RETAIL AUTOMOTIVE (0.4%)
  16,600   Advance Auto Parts, Inc.* ............................           725
  14,000   O'Reilly Automotive, Inc.* ...........................           631
                                                                       --------
                                                                          1,356

           RETAIL BUILDING SUPPLY (0.7%)
  14,000   Fastenal Co ..........................................           862
  25,000   Hughes Supply, Inc ...................................           809
  19,000   Lowe's Companies, Inc ................................         1,094
                                                                       --------
                                                                          2,765

           RETAIL STORE (1.0%)
  15,400   Kmart Holding Corporaton* ............................         1,524
  10,200   Neiman Marcus Group, Inc.
           (The) Class A** ......................................           730
  20,000   Penney (J.C.) Co., Inc ...............................           828
  15,000   Target Corp ..........................................           779
                                                                       --------
                                                                          3,861

           RETAIL -- SPECIAL LINES (4.2%)
  27,500   Aeropostale, Inc.* ...................................           809
  17,500   American Eagle Outfitters, Inc. ......................           824
  17,000   Bed Bath & Beyond Inc.* ..............................           677
  24,000   Chico's FAS, Inc.* ...................................         1,093
  26,000   Claire's Stores, Inc .................................           553
  25,000   Coach, Inc.* .........................................         1,410
  29,000   Coldwater Creek Inc.* ................................           895
   1,400   Delhaize Group (ADR) .................................           106
  22,500   Dick's Sporting Goods, Inc.* .........................           791
  23,000   Finish Line, Inc. Class "A"* .........................           421
  29,500   Fossil, Inc.* ........................................           756
  25,000   Guitar Center, Inc.* .................................         1,317
  19,500   Petco Animal Supplies, Inc.* .........................           770
  24,000   PETsMART, Inc ........................................           853
  29,000   Quiksilver, Inc.* ....................................           864
  28,000   Ross Stores, Inc .....................................           808
  28,000   TJX Companies, Inc. (The) ............................           704
  24,000   Urban Outfitters, Inc.* ..............................         1,066
  18,000   Williams-Sonoma, Inc.* ...............................           631
  24,600   Zale Corp.* ..........................................           735
                                                                       --------
                                                                         16,083

           SECURITIES BROKERAGE (0.4%)
   8,000   Bear Stearns Companies, Inc.
             (The) ..............................................           818
  11,300   Legg Mason, Inc ......................................           828
                                                                       --------
                                                                          1,646

           SEMICONDUCTOR (0.3%)
  39,000   ATI Technologies, Inc.* ..............................           756
  10,000   Cree, Inc.* ..........................................           401
                                                                       --------
                                                                          1,157

           SHOE (0.9%)
  17,600   Deckers Outdoor Corporation* .........................           827
  30,200   Genesco, Inc.* .......................................           940
   9,000   Nike, Inc ............................................           816
  11,500   Timberland Company (The)
             Class "A"* .........................................           721
   9,000   Wolverine World Wide, Inc ............................           283
                                                                       --------
                                                                          3,587

           STEEL -- GENERAL (0.3%)
   3,000   Cleveland-Cliffs Inc .................................           312
  39,000   Gerdau S.A. (ADR) ....................................           702
                                                                       --------
                                                                          1,014


--------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
-------------------------------------------------------------------------------

           TELECOMMUNICATION SERVICES (1.7%)
  23,000   Dycom Industries, Inc.* ..............................      $    702
   8,500   Mobile TeleSystem OJSC (ADR) .........................         1,177
  30,000   Nextel Communications, Inc.
             Class "A"* .........................................           900
  19,500   NII Holdings, Inc. Class "B"* ........................           925
  25,500   Vimpel-Communications, Open
             Joint Stock Co. (ADR)* .............................           922
  33,000   Sprint Corp ..........................................           820
  20,000   Turkcell Iletisim Hizmetleri
             A.S. (ADR) .........................................           362
  27,000   Western Wireless Corp.
             Class "A"* .........................................           791
                                                                       --------
                                                                          6,599

           TELECOMMUNICATIONS EQUIPMENT (0.6%)
  35,000   Avaya, Inc.* .........................................           602
  25,400   Marvell Technology Group Ltd.* .......................           901
  32,000   Tekelec* .............................................           654
                                                                       --------
                                                                          2,157

           THRIFT (2.2%)
  39,000   BankAtlantic Bancorp, Inc.
             Class "A" ..........................................           776
  13,000   Brookline Bancorp, Inc ...............................           212
  28,400   Commercial Capital
             Bancorp, Inc .......................................           658
  18,500   First BanCorp ........................................         1,175
  13,000   FirstFed Financial Corp.* ............................           674
  22,000   Golden West Financial Corp ...........................         1,351
  28,000   Hudson City Bancorp, Inc .............................         1,031
   3,000   Independence Community Bank
             Corp. ..............................................           128
  32,000   Sovereign Bancorp, Inc ...............................           722
  30,800   Washington Federal, Inc ..............................           817
  17,000   Westcorp .............................................           781
                                                                       --------
                                                                          8,325

           TIRE & RUBBER (0.2%)
  10,500   Carlisle Companies, Inc ..............................           682

           TOBACCO (0.1%)
   5,000   Universal Corp .......................................           239

           TOILETRIES/COSMETICS (0.2%)
  16,500   Regis Corp ...........................................           761

           TRUCKING/TRANSPORTATION LEASING (2.2%)
  19,000   Arkansas Best Corp ...................................           853
  14,500   CNF, Inc .............................................           726
   9,000   Forward Air Corp.* ...................................           402
  32,500   Heartland Express, Inc ...............................           730
  21,000   Hunt (J.B.) Transport
             Services, Inc ......................................           942
   4,000   Knight Transportation Inc.* ..........................            99
  38,000   Landstar System, Inc.* ...............................         2,798
   3,000   Overnite Corp ........................................           112
  33,250   Werner Enterprises, Inc ..............................           753
  21,000   Yellow Roadway Corp.* ................................         1,170
                                                                       --------
                                                                          8,585

           WATER UTILITY (0.2%)
  31,000   Aqua America, Inc ....................................           762

           WIRELESS NETWORKING (1.0%)
  86,000   Alamosa Holdings, Inc.* ..............................         1,072
  47,000   Alvarion Ltd.* .......................................           624
  14,000   Research In Motion Ltd.* .............................         1,154
  15,000   SpectraSite, Inc.* ...................................           869
                                                                       --------
                                                                          3,719
                                                                       --------

           TOTAL COMMON STOCKS
             AND TOTAL INVESTMENT SECURITIES (92.9%)
             (Cost $233,143,000) ................................      $356,942
                                                                       ========


--------------------------------------------------------------------------------
16

                                        Value Line Special Situations Fund, Inc.

                                                               December 31, 2004
--------------------------------------------------------------------------------

                                                                    Value
   Principal                                                    (in thousands
    Amount                                                     except per share
(in thousands)                                                      amount)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (7.2%)
(including accrued interest)
 $14,000   Collateralized by $11,390,000
             U.S. Treasury Bonds 6.625%,
             due 2/15/27, with a value of
             $14,296,000 (with UBS
             Warburg LLC, 1.50%, dated
             12/31/04, due 1/3/05, delivery
             value $14,002,000) .................................      $ 14,001

  13,500   Collateralized by $13,775,000
             U.S. Treasury Notes 1.500%,
             due 7/31/05, with a value of
             $13,779,000 (with Morgan
             Stanley, 1.40%, dated
             12/31/04, due 1/3/05, delivery
             value $13,501,000) .................................        13,500
                                                                       --------
           TOTAL REPURCHASE AGREEMENTS
             (Cost $27,501,000) .................................        27,501
                                                                       --------
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS (-0.1%) ......................................          (413)
                                                                       --------
NET ASSETS (100.0%) .............................................      $384,030
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  OUTSTANDING SHARE $384,030,140 / 15,847,169 shares
  outstanding) ..................................................      $  24.23
                                                                       ========

*     Non-income producing.

(ADR) - American Depository Receipts


See Notes to Financial Statements.
-------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2004
--------------------------------------------------------------------------------

                                                                  (In thousands
                                                                    except per
                                                                   share amount)
                                                                   ------------
Assets:
Investment securities, at value
  (Cost - $233,143) .............................................      $356,942
Short-term investments
  (Cost - $27,501) ..............................................        27,501
Cash ............................................................           128
Receivable for securities sold ..................................         2,292
Receivable for capital shares sold ..............................           847
Dividends receivable ............................................           185
Prepaid expenses ................................................             7
                                                                       --------
     Total Assets ...............................................       387,902
                                                                       --------
Liabilities:
Payable for securities purchased ................................         3,301
Payable for capital shares repurchased ..........................           156
Accrued expenses:
  Advisory fee ..................................................           239
  Service and distribution plan fees ............................            80
  Other .........................................................            96
                                                                       --------
     Total Liabilities ..........................................         3,872
                                                                       --------
Net Assets ......................................................      $384,030
                                                                       --------
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000, outstanding
  15,847,169 shares) ............................................      $ 15,847
Additional paid-in capital ......................................       237,761
Undistributed net investment income .............................             2
Accumulated net realized gain on
  investments ...................................................         6,621
Net unrealized appreciation of
  investments ...................................................       123,799
                                                                       --------
Net Assets ......................................................      $384,030
                                                                       ========
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share ($384,030,140 / 15,847,169
  shares outstanding) ...........................................      $  24.23
                                                                       --------


Statement of Operations
for the Year Ended December 31, 2004
-------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  --------------
Investment Income:
Dividends (Net of foreign withholding
  taxes of $28) .................................................     $  2,473
Interest ........................................................          314
                                                                      --------
  Total Income ..................................................        2,787
                                                                      --------
Expenses:
Advisory fee ....................................................        2,502
Service and distribution plan fees ..............................          834
Transfer agent ..................................................          141
Custodian fees ..................................................           89
Auditing and legal fees .........................................           64
Printing ........................................................           49
Postage .........................................................           46
Insurance .......................................................           41
Registration fees ...............................................           27
Telephone .......................................................           23
Directors' fees and expenses ....................................           21
                                                                      --------
  Total Expenses Before Custody Credits .........................        3,837
  Less: Custody Credits .........................................           (2)
                                                                      --------
  Net Expenses ..................................................        3,835
                                                                      --------
Net Investment Loss .............................................       (1,048)
                                                                      --------
Net Realized and Unrealized Gain on
  Investments:
  Net Realized Gain .............................................       28,332
  Change in Net Unrealized
     Appreciation ...............................................       31,429
                                                                      --------
Net Realized Gain and Change in Net
  Unrealized Appreciation on
  Investments ...................................................       59,761
                                                                      --------
Net Increase in Net Assets from
  Operations ....................................................     $ 58,713
                                                                      --------


See Notes to Financial Statements.
-------------------------------------------------------------------------------
18

                                                    Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2004 and 2003
--------------------------------------------------------------------------------------------

                                                               Year Ended        Year Ended
                                                              December 31,      December 31,
                                                                   2004             2003
                                                                --------------------------
                                                                       (In thousands)
Operations:
  Net investment loss ........................................  $  (1,048)       $    (561)
                                                                --------------------------
  Net realized gain on investments ...........................     28,332            9,733
  Change in net unrealized appreciation ......................     31,429           60,911
                                                                --------------------------
  Net increase in net assets from operations .................     58,713           70,083
                                                                --------------------------
Distributions to Shareholders:
  Net realized gain from investment transactions .............     (6,829)              --
                                                                --------------------------
Capital Share Transactions:
  Proceeds from sale of shares ...............................     68,721          360,186
  Net proceeds from reinvestment of distributions to
    shareholders .............................................      6,513               --
  Cost of shares repurchased .................................    (52,913)        (362,838)
                                                                --------------------------
  Net increase (decrease) from capital share transactions ....     22,321           (2,652)
                                                                --------------------------
Total Increase in Net Assets .................................     74,205           67,431
Net Assets:
  Beginning of year ..........................................    309,825          242,394
                                                                --------------------------
  End of year ................................................  $ 384,030        $ 309,825
                                                                ==========================
  Undistributed net investment income, at end of year ........  $       2        $      34
                                                                ==========================


See Notes to Financial Statements.
-------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Notes to Financial Statements
-------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).


-------------------------------------------------------------------------------
20

                                       Value Line Special Situations Fund, Inc.

                                                              December 31, 2004
-------------------------------------------------------------------------------

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                      Year              Year
                                                      Ended             Ended
                                                   December 31,    December 31,
                                                       2004              2003
                                                     -------------------------
Shares sold .....................................      3,105            20,726
Shares issued to
  shareholders in
  reinvestment of
  distributions .................................        274                --
                                                     -------------------------
                                                       3,379            20,726
Shares repurchased ..............................     (2,397)          (20,932)
                                                     -------------------------
Net increase (decrease) .........................        982              (206)
                                                     =========================
Distributions per share
           from net realized gains ..............    $ .4397          $     --
                                                     =========================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                   Year Ended
                                                                  December 31,
                                                                      2004
                                                                 --------------
                                                                 (in thousands)
PURCHASES:
Investment Securities .......................................      $172,042
                                                                   ========
SALES:
Investment Securities .......................................      $168,613
                                                                   ========

4. Income Taxes

At December 31, 2004, information on the tax components of capital is as follows:

                                                                 (in thousands)

Cost of investments for tax purposes ........................      $260,642
                                                                   ========
Gross tax unrealized appreciation ...........................      $124,683
Gross tax unrealized depreciation ...........................          (882)
                                                                   --------
Net tax unrealized appreciation on
  investments ...............................................      $123,801
                                                                   ========
Undistributed long-term gain ................................      $  6,621
                                                                   ========

The tax composition of distributions to shareholders for the year ended December 31, 2004 were all from net long-term capital gains.

Permanent book-tax differences relating to the current year are reclassified within the composition of net asset accounts. During the year ended December 31, 2004, the Fund reclassified $1,016,000 from accumulated net investment income and $32,000 from accumulated net realized gain to additional paid-in-capital.

During the year ended December 31, 2004 the Fund utilized all of its $14,911,000 carryforward loss.


-------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Notes to Financial Statements                                 December 31, 2004
--------------------------------------------------------------------------------

5. Investment Advisory Contract, Management Fees, and Transactions With
   Affiliates

An advisory fee of $2,502,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2004. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2004, fees amounting to $834,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the year ended December 31, 2004, the Fund paid brokerage commissions totaling $153,000 to the distributor which clears its transactions through unaffiliated brokers.

For the year ended December 31, 2004, the Fund's expenses were reduced by $2,000 under a custody credit agreement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 154,833 shares of the Fund's capital stock, representing 0.98% of the outstanding shares at December 31, 2004.


-------------------------------------------------------------------------------
22

                                                                     Value Line Special Situations Fund, Inc.

Financial Highlights
-------------------------------------------------------------------------------------------------------------
Selected data for a share of capital sotck outstanding throughout each year:

                                                                   Years Ended December 31,
                                                 ------------------------------------------------------------
                                                   2004          2003         2002        2001         2000
                                                 ------------------------------------------------------------
Net asset value, beginning of year               $  20.84     $  16.08     $  18.95     $  23.55     $  27.09
                                                 ------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment loss .........................      (.06)        (.04)        (.05)        (.09)        (.19)
  Net gains or losses on securities (both
    realized and unrealized) ..................      3.89         4.80        (2.82)       (4.07)       (1.64)
                                                 ------------------------------------------------------------
  Total from investment operations ............      3.83         4.76        (2.87)       (4.16)       (1.83)
                                                 ------------------------------------------------------------
Less distributions:
  Distributions from net realized gains .......      (.44)          --           --         (.44)       (1.71)
                                                 ------------------------------------------------------------
Net asset value, end of year ..................  $  24.23     $  20.84     $  16.08     $  18.95     $  23.55
                                                 ============================================================
Total return ..................................     18.42%       29.60%      (15.15)%     (17.65)%      (6.78)%
                                                 ============================================================
Ratios/Supplemental Data:
Net assets, end of year
  (in thousands) ..............................  $384,030     $309,825     $242,394     $261,829     $388,264
Ratio of expenses to average
  net assets (1) ..............................      1.15%        1.18%        1.20%        1.14%        1.01%
Ratio of net investment loss to
  average net assets ..........................     (0.31)%      (0.21)%      (0.31)%      (0.39)%      (0.68)%
Portfolio turnover rate .......................        54%          52%          66%          88%          78%

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.


See Notes to Financial Statements.
-------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Special Situations Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc.(the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 23, 2005


-------------------------------------------------------------------------------
24

                                       Value Line Special Situations Fund, Inc.

2004 Tax Notice to Shareholders (Unaudited)
-------------------------------------------------------------------------------

For the year ended December 31, 2004 the Fund distributed $6,827,681 of long-term capital gain to shareholders.

Management of the Fund
-------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                           Principal
                                                                           Occupation
                                                        Length of          During the                           Other Directorships
Name, Address, and Age          Position                Time Served        Past 5 Years                         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors*

Jean Bernhard Buttner           Chairman of the         Since 1983         Chairman, President and              Value Line, Inc.
Age 70                          Board of Directors                         Chief Executive Officer of
                                and President                              Value Line, Inc. (the
                                                                           "Adviser") and Value Line
                                                                           Publishing, Inc. Chairman
                                                                           and President of each of the
                                                                           14 Value Line Funds and
                                                                           Value Line Securities, Inc.
                                                                           (the "Distributor").

------------------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth                  Director                Since 2000         Real Estate Executive:               None
5 Outrider Road                                                            President, Ruth Realty (real
Rolling Hills, CA 90274                                                    estate broker); Director of the
Age 70                                                                     Adviser since 2000.
------------------------------------------------------------------------------------------------------------------------------------

Non-Interested Directors

John W. Chandler                Director                Since 1991         Consultant, Academic Search           None
1611 Cold Spring Rd.                                                       Consultation Service, Inc.;
Williamstown, MA 01267                                                     Trustee Emeritus and
Age 81                                                                     Chairman (1993-1994) of the
                                                                           Board of Trustees of Duke
                                                                           University; President
                                                                           Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton               Director                Since 2000         Customer Support Analyst,            None
4921 Buckingham Drive                                                      Duke Power Company.
Charlotte, NC 28209
Age 63
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                           Principal
                                                                           Occupation
                                                        Length of          During the                           Other Directorships
Name, Address, and Age          Position                Time Served        Past 5 Years                         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley               Director                Since 2000         Professor of History,                Berkshire Life
54 Scott Hill Road                                                         Williams College, 1961 to            Insurance Company
Williamstown, MA 01267                                                     2002; President Emeritus             of America
Age 73                                                                     since 1994 and President,
                                                                           1985-1994; Chairman (1993-
                                                                           1997) and Interim President
                                                                           (2002) of the American
                                                                           Council of Learned
                                                                           Societies.
------------------------------------------------------------------------------------------------------------------------------------
David H. Porter                 Director                Since 1997         Visiting Professor of                None
5 Birch Run Drive                                                          Classics, Williams College,
Saratoga Springs, NY 12866                                                 since 1999; President
Age 69                                                                     Emeritus, Skidmore College
                                                                           since 1999 and President,
                                                                           1987-1998.
------------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts              Director                Since 1983         Chairman, Institute for              A. Schulman Inc.
169 Pompano St.                                                            Political Economy.                   (plastics)
Panama City Beach, FL 32413
Age 66
------------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr               Director                Since 1996         Senior Financial Advisor,            None
1409 Beaumont Drive                                                        Hawthorne, since 2001;
Gladwyne, PA 19035                                                         Chairman, Radcliffe College
Age 56                                                                     Board of Trustees.
                                                                           1990-1999.
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
26

                                       Value Line Special Situations Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                       Principal
                                                                                       Occupation
                                                                  Length of            During the
Name, Address, and Age           Position                         Time Served          Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Officers

Stephen E. Grant                 Vice President                   Since 1997           Portfolio Manager with the
Age 51                                                                                 Adviser.
--------------------------------------------------------------------------------------------------------------------
Sigourney B. Romaine             Vice President                   Since 2004           Portfolio Manager with the
Age 61                                                                                 Adviser since 2002;
                                                                                       Securities Analyst with the
                                                                                       Adviser, 1996-2002.
--------------------------------------------------------------------------------------------------------------------
David T. Henigson                Vice President,                  Since 1994           Director, Vice President and
Age 46                           Secretary and Treasurer                               Compliance Officer of the
                                                                                       Adviser; Director and
                                                                                       Vice President of the
                                                                                       Distributor; Vice President,
                                                                                       Secretary, Treasurer and
                                                                                       Chief Compliance Officer of
                                                                                       each of the 14 Value Line
                                                                                       Funds.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

      Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.


-------------------------------------------------------------------------------

Value Line Special Situations Fund, Inc.

                         The Value Line Family of Funds
-------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 --Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


-------------------------------------------------------------------------------
28

INVESTMENT ADVISER                        Value Line, Inc.
                                          220 East 42nd Street
                                          New York, NY 10017-5891

DISTRIBUTOR                               Value Line Securities, Inc.
                                          220 East 42nd Street
                                          New York, NY 10017-5891

CUSTODIAN BANK                            State Street Bank and Trust Co.
                                          225 Franklin Street
                                          Boston, MA 02110

SHAREHOLDER                               State Street Bank and Trust Co.
SERVICING AGENT                           c/o BFDS
                                          P.O. Box 219729 Kansas City, MO
                                          64121-9729

INDEPENDENT                               PricewaterhouseCoopers LLP
REGISTERED PUBLIC                         300 Madison Avenue
ACCOUNTING FIRM                           New York, NY 10017

LEGAL COUNSEL                             Peter D. Lowenstein, Esq.
                                          Two Sound View Drive, Suite 100
                                          Greenwich, CT 06830

DIRECTORS                                 Jean Bernhard Buttner
                                          John W. Chandler
                                          Frances T. Newton
                                          Francis C. Oakley
                                          David H. Porter
                                          Paul Craig Roberts
                                          Marion N. Ruth
                                          Nancy-Beth Sheerr

OFFICERS                                  Jean Bernhard Buttner
                                          Chairman and President
                                          Stephen E. Grant
                                          Vice President
                                          Sigourney B. Romaine
                                          Vice President
                                          David T. Henigson
                                          Vice President and
                                          Secretary/Treasurer
                                          Joseph Van Dyke
                                          Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                        #532847

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2004 - $8,891; Audit Fees 2003 - $29,140.

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2004 -$5,940; Tax Preparation Fees 2003 -
            $6,840.

      (d)   All Other Fees -None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g) Aggregate Non-Audit Fees 2004 -$5,940; Aggregate Non-Audit Fees 2003- $6,840.

      (h)   Not applicable.

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President


Date:    March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         -----------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal
         Financial Officer


Date:    March 4, 2005